NOTES PAYABLE	12 Months Ended
Dec. 31, 2022
NOTES PAYABLE
NOTES PAYABLE

10.      NOTES PAYABLE

On April 27, 2020, M&T Bank approved a $465,595 loan to the Company under the Paycheck Protection Program (PPP) pursuant to the Coronavirus Aid, Relief and Economic Security (CARES) Act that was signed into law on March 27, 2020.   The loan, evidenced by a promissory note to M&T Bank as lender and dated April 29, 2020, has a term of two years, is unsecured, and is guaranteed by the Small Business Administration (SBA). The loan bears interest at a fixed rate of one percent per annum.  Some or all of the loan may be forgiven if the Company complies with certain relevant conditions.  In June 2020, the PPP was amended through enactment of the Paycheck Protection Program Flexibility Act of 2020 (PPPFA).  Under the PPPFA, the Company’s payments of principal and interest were deferred until October 2021.  In September 2021, the loan principal of $465,595 and outstanding interest of $6,212 were forgiven and recorded in other income in the Company’s consolidated statements of operations and comprehensive loss.

Interest expense of nil, $2,900 and $3,100 was recorded for the years ended December 31, 2022, 2021 and 2020, respectively.